Equity - Accumulated Other Comprehensive Income/(Loss) (Net of Tax) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Translation Adjustments Attributable to Non-controlling Interests [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation attributable to non-controlling interests	$ 27	$ (61)	$ (50)